Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds III
Entity Central Index Key	0000053808
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000000790 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Fund
Class Name	Class A
Trading Symbol	DPLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$99	0.95%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 99	[1]
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class A shares returned 7.71%.
  In comparison, the ICE BofA U.S. High Yield Master II Constrained Index (the “Index”) returned 8.20% for the same period.
What affected the Fund’s performance?
  The U.S. high yield market posted solid returns in 2024. Lower-rated and medium-rated credits outperformed, led by CCC-rated credits, while spreads compressed.
  The Fund’s relative performance benefited from security selection, primarily in the telecom, energy and utilities sectors. Credit-quality positioning also helped, with overweight exposure to credits rated B and CCC.
  Other positive contributors included exposure to floating-rate bank loans, European high yield and structured credit, BB-rated, collateralized loan obligations.
  Detractors included positioning in the cable and technology sectors. The Fund’s transactional cash position also modestly dragged on relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and ICE BofA U.S. High Yield Master II Constrained Index on 12/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	2.91%	2.18%	3.53%
without Sales Charge	7.71%	3.12%	4.01%
Bloomberg U.S. Universal Index (broad-based index)*	2.04%	0.06%	1.73%
ICE BofA U.S. High Yield Master II Constrained Index	8.20%	4.03%	5.08%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 554,000,000
Holdings Count | Holding	337
Advisory Fees Paid, Amount	$ 4,052,569
Investment Company Portfolio Turnover	114.37%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$554	337	$4,052,569	114.37%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 12/31/24 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .01%.

C000000792 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Fund
Class Name	Class C
Trading Symbol	PTHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$176	1.70%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 176	[2]
Expense Ratio, Percent	1.70%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class C shares returned 6.91%.
  In comparison, the ICE BofA U.S. High Yield Master II Constrained Index (the “Index”) returned 8.20% for the same period.
What affected the Fund’s performance?
  The U.S. high yield market posted solid returns in 2024. Lower-rated and medium-rated credits outperformed, led by CCC-rated credits, while spreads compressed.
  The Fund’s relative performance benefited from security selection, primarily in the telecom, energy and utilities sectors. Credit-quality positioning also helped, with overweight exposure to credits rated B and CCC.
  Other positive contributors included exposure to floating-rate bank loans, European high yield and structured credit, BB-rated, collateralized loan obligations.
  Detractors included positioning in the cable and technology sectors. The Fund’s transactional cash position also modestly dragged on relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and ICE BofA U.S. High Yield Master II Constrained Index on 12/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	5.91%	**	2.36%	3.23%
without Deferred Sales Charge	6.91%		2.36%	3.23%
Bloomberg U.S. Universal Index (broad-based index)*	2.04%		0.06%	1.73%
ICE BofA U.S. High Yield Master II Constrained Index	8.20%		4.03%	5.08%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 554,000,000
Holdings Count | Holding	337
Advisory Fees Paid, Amount	$ 4,052,569
Investment Company Portfolio Turnover	114.37%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$554	337	$4,052,569	114.37%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 12/31/24 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .01%.

C000000793 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Fund
Class Name	Class I
Trading Symbol	DLHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$73	0.70%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 73	[3]
Expense Ratio, Percent	0.70%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class I shares returned 8.18%.
  In comparison, the ICE BofA U.S. High Yield Master II Constrained Index (the “Index”) returned 8.20% for the same period.
What affected the Fund’s performance?
  The U.S. high yield market posted solid returns in 2024. Lower-rated and medium-rated credits outperformed, led by CCC-rated credits, while spreads compressed.
  The Fund’s relative performance benefited from security selection, primarily in the telecom, energy and utilities sectors. Credit-quality positioning also helped, with overweight exposure to credits rated B and CCC.
  Other positive contributors included exposure to floating-rate bank loans, European high yield and structured credit, BB-rated, collateralized loan obligations.
  Detractors included positioning in the cable and technology sectors. The Fund’s transactional cash position also modestly dragged on relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and ICE BofA U.S. High Yield Master II Constrained Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Class I	8.18%	3.38%	4.28%
Bloomberg U.S. Universal Index (broad-based index)*	2.04%	0.06%	1.73%
ICE BofA U.S. High Yield Master II Constrained Index	8.20%	4.03%	5.08%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 554,000,000
Holdings Count | Holding	337
Advisory Fees Paid, Amount	$ 4,052,569
Investment Company Portfolio Turnover	114.37%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$554	337	$4,052,569	114.37%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 12/31/24 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .01%.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.